SCHEDULE OF REAL ESTATE PROPERTIES (Details) (Parenthetical)	Sep. 30, 2021
NetREIT Palm Self-Storage LP [Member]
Noncontrolling interest, ownership percentage by parent	61.30%
Genesis Plaza [Member]
Percentage beneficial ownership in property	76.40%
Genesis Plaza [Member] | Tenant-in-common One [Member]
Percentage ownership in property	57.00%
Genesis Plaza [Member] | Tenant-in-common Two [Member]
Percentage ownership in property	43.00%